Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Schedule of Related Party Transactions [Table Text Block]
The related party transactions discussed above, with the exception of Genco's land sale to ATXI and the parent company guarantees, are eliminated in Ameren's consolidated financial statements. Ameren will have continuing transactions with New AER after the divestiture is complete that will not be eliminated in Ameren's consolidated financial statements. The following table presents the impact of these related party transactions, primarily based on the agreements discussed above, for the years ended December 31, 2012, 2011, and 2010.

Agreement	Income Statement Line Item		Amount
Ameren Missouri and Genco gas	Operating Revenues	2012	$1
transportation agreement		2011	1
		2010	1
Ameren Illinois and ATXI transmission services agreement	Operating Revenues	2012	16
with Marketing Company		2011	11
		2010	10
Total Operating Revenues		2012	$17
		2011	12
		2010	11
Ameren Illinois power supply agreements	Purchased Power	2012	$311
with Marketing Company		2011	232
		2010	233
Ameren Illinois gas purchases from Genco	Gas Purchased for Resale	2012	$—
		2011	—
		2010	1